Annual Report December 31, 2001
-------------------------------------------------------------------------------

Oppenheimer
Multiple Strategies Fund/VA

A Series of Oppenheimer Variable Account Funds

                                                  [logo]OppenheimerFunds(R)
                                                        The Right Way to Invest

Oppenheimer Variable Account Funds--Oppenheimer Multiple Strategies Fund/VA

===============================================================================
Objective

Oppenheimer Multiple Strategies Fund/VA, a series of Oppenheimer Variable Account Funds, seeks a total investment return, which includes current income and capital appreciation, from investments in common stocks and other equity securities, bonds and other debt securities and money market securities.
===============================================================================
Narrative by Richard Rubinstein, Co-portfolio Manager

We are pleased with the Fund's relatively strong returns during a very challenging 12-month period that ended December 31, 2001. Indeed, the Fund's attractive 12-month returns are consistent with our longer term objective, which is to seek to participate during rising markets, and to protect during economic slowdowns.
     We attribute the Fund's good performance to our conservative investment approach, which emphasizes broad diversification across asset classes, industry groups, investment styles and capitalization ranges. In an environment where many investment styles were particularly hard hit, our success in spreading risk across many different types of investments was especially helpful.
     Throughout the 12-month reporting period, the Fund's exposure to stocks varied between 50% to 60% of total assets. The stock allocation began the period closer to the high end of that range, and finished the fiscal year near the lower end.
     As of December 31, 2001, approximately 43% of the Fund's net assets were invested in bonds, a percentage that changed very little during the reporting period. The Fund's cash position of 10% was relatively stable during the past fiscal year, reflecting our cautious approach to investing in an uncertain economic and market environment. Our cash position allowed us to selectively purchase securities in the bond and equity markets following the September 11, 2001, tragedy.
     The Fund benefited when the value style of investing returned to favor early in 2001. A slowing economy and lower demand for technology products caused the speculative bubble surrounding growth stocks to burst in March 2001, sending high-priced technology and telecommunications shares into a steep and protracted decline.
     Many investors opted to redeploy their assets into the more reasonably priced stocks of companies with lower, but more consistent, earnings growth. Many investors also increased their commitment to small- and mid-cap stocks because valuations were more attractive. The Fund's stock portfolio contains many of these value-oriented securities, and has benefited accordingly.
     Also, at the end of the fiscal year, the Fund's holdings were affected by the terrorist attacks on the World Trade Center and the Pentagon on September 11, as the U.S. financial markets experienced sharp declines.
     The Fund received positive contributions from investments in defensive groups such as healthcare, utilities and food. These investments tend to do relatively well even in weak economic environments because consumers need these services regardless of the economy's problems.
     We were able to limit some of the negative impact from the Fund's technology investments through stock selection. The Fund enjoyed reasonable returns from companies such as IBM Corp., which reported strong earnings. The Fund's technology holdings also benefited from various hedging techniques such as options and convertibles.
     International returns continue to lag U.S. returns. Many overseas companies have been hurt by the weak U.S. economy, which led to a reduction in exports to the United States. In addition, the Fund's media and telecommunications stocks have provided lackluster returns, primarily because of overcapacity throughout the communications segment.

In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be less than the results shown.
Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

2                      Oppenheimer Multiple Strategies Fund/VA

Oppenheimer Variable Account Funds--Oppenheimer Multiple Strategies Fund/VA

===============================================================================
On average, during the 12-month period ended December 31, 2001, the Fund's bond returns have matched the benchmark of the Lehman Brothers Aggregate Bond Index. Strong returns from U.S. Government securities, which benefited from lower interest rates and a "flight-to-quality," were generally offset by weak returns from foreign and high yield corporate bonds. The latter categories were hurt by economic slowdowns in the U.S. as well as the financial crisis in Argentina. The extreme volatility in the markets coupled with our cash reserves have allowed us to purchase various bonds opportunistically.
     We gradually increased the Fund's equity holdings after the Septemeber 11 tragedy. We bought several specialty chemical companies that had low valuations relative to historical norms. In addition, we added to our basic industries, such as paper companies and auto parts manufacturers. We have also increased the Fund's energy position, focusing primarily on companies, such as Unocal Corp., that may benefit from higher natural gas prices over the longer term.
     More recently, we began to increase the Fund's holdings of technology issues. We expect these stocks to appreciate when the technology group completes the process of reducing excess inventories. In the healthcare area, we have focused more intensely on pharmaceutical companies, which should be relatively immune to cutbacks in medical spending. In addition, major drug companies may also benefit from the opportunity to distribute new, genetically engineered drugs.
     Our larger-than-average cash position gives us the ability to move quickly when new opportunities arise. However, because of continued economic weakness in the United States and abroad in the aftermath of the September 11 tragedies, we are proceeding cautiously. After all, striving to preserve capital during weak markets and participating in strong ones is what makes Oppenheimer Multiple Strategies Fund/VA part of The Right Way to Invest.
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Management's discussion of performance. During the fiscal year that ended
December 31, 2001, Oppenheimer Multiple Strategies Fund/VA's performance was strongly influenced by its portfolio manager's investment approach, which seeks opportunities across a variety of asset classes, industry groups, investment styles and capitalization ranges. This multi-disciplinary approach worked relatively well in a highly challenging market environment that was characterized by a weakening U.S. economy, a declining stock market and, near the end of the period, investors' adverse reaction to the terrorist attacks of September 11. The Fund particularly benefited from its investments in small- and mid-cap stocks in the value-oriented healthcare, energy and food-and-beverage groups. Contrary to most other fund's technology holdings, the Fund's technology investments fared relatively well. On the other hand, telecommunications and media stocks detracted from the Fund's performance. The Fund's fixed income portfolio of U.S. Government securities, foreign bonds and high yield corporate bonds had a generally neutral effect on overall performance.

                       Oppenheimer Multiple Strategies Fund/VA                3

Oppenheimer Variable Account Funds--Oppenheimer Multiple Strategies Fund/VA

===============================================================================
Comparing the Fund's performance to the market. The graph that follows shows the performance of a hypothetical $10,000 investment in the Fund. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.
     The Fund's performance is compared to the performance of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index of U.S. corporate bond issues, U.S. Government securities and mortgage-backed securities, widely recognized as a measure of the performance of the domestic debt securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund's performance reflects the effects of Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.

[line chart]

Comparison of Change in Value of $10,000 Hypothetical Investments in:


           OVAF/Oppenheimer
           Multiple  Strategies                     Lehman Brothers
               Fund/VA            S&P 500 Index   Aggregate Bond Index

   09/30/92    10518                 10246            10712
   12/31/92    10899                 10761            10740
   03/31/93    11424                 11230            11184
   06/30/93    11715                 11284            11481
   09/30/93    12198                 11575            11780
   12/31/93    12637                 11843            11787
   03/31/94    12333                 11395            11449
   06/30/94    12122                 11442            11331
   09/30/94    12607                 12001            11400
   12/31/94    12391                 11999            11443
   03/31/95    13192                 13166            12021
   06/30/95    14062                 14421            12753
   09/30/95    14730                 15566            13003
   12/31/95    15037                 16502            13558
   03/31/96    15547                 17388            13317
   06/30/96    15966                 18167            13393
   09/30/96    16587                 18729            13641
   12/31/96    17368                 20289            14050
   03/31/97    17373                 20834            13971
   06/30/97    18957                 24467            14484
   09/30/97    20426                 26300            14966
   12/31/97    20358                 27055            15406
   03/31/98    21764                 30826            15646
   06/30/98    21802                 31850            16011
   09/30/98    19523                 28689            16688
   12/31/98    21713                 34792            16745
   03/31/99    22064                 36525            16661
   06/30/99    23552                 39095            16515
   09/30/99    22773                 36660            16627
   12/31/99    24275                 42110            16607
   03/31/00    25759                 43075            16973
   06/30/00    25900                 41931            17269
   09/30/00    25978                 41524            17789
   12/31/00    25837                 38278            18538
   03/31/01    25622                 33742            19100
   06/30/01    27217                 35716            19208
   09/30/01    24233                 30475            20094
   12/31/01    26411                 33732            20103

Average Annual Total Return of the Fund at 12/31/01
1-Year 2.22%   5-Year 8.74%   10-Year 10.20%

[end line chart]

Because of ongoing market volatility, the Fund's performance has been subject to fluctuations and current performance may be less than the results shown. For updates on the Fund's performance, please call us at 1.800.981.2871. Past performance is not predictive of future performance.
The inception date of the Fund was 2/9/87. The performance information for both indices begins on 12/31/91.
Total returns include changes in net asset value per share and do not include the charges associated with the separate account products which offer this Fund. Such performance would have been lower if such charges were taken into account.
Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions. An explanation of the calculation of the performance is in the Statement of Additional Information.

4                      Oppenheimer Multiple Strategies Fund/VA

Statement of Investments  December 31, 2001

                                                                    Market Value
                                                        Shares      See Note 1
=================================================================================
Common Stocks--51.4%
---------------------------------------------------------------------------------
Basic Materials--4.4%
---------------------------------------------------------------------------------
Chemicals--2.3%
Bayer AG, Sponsored ADR                                   8,000       $   249,200
---------------------------------------------------------------------------------
Cabot Corp.                                              30,000         1,071,000
---------------------------------------------------------------------------------
Dow Chemical Co.(1)                                      32,000         1,080,960
---------------------------------------------------------------------------------
Engelhard Corp.                                          97,000         2,684,960
---------------------------------------------------------------------------------
Ferro Corp.                                              88,000         2,270,400
---------------------------------------------------------------------------------
Goodrich Corp.(1)                                        40,600         1,080,772
---------------------------------------------------------------------------------
Hercules, Inc.(2)                                       142,000         1,420,000
---------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.                 64,000         1,901,440
---------------------------------------------------------------------------------
Praxair, Inc.(1)                                         36,000         1,989,000
                                                                      -----------
                                                                       13,747,732
---------------------------------------------------------------------------------
Metals--1.0%
Alcoa, Inc.(1)                                           39,000         1,386,450
---------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR                68,800         1,624,368
---------------------------------------------------------------------------------
Inco Ltd.(2)                                             63,000         1,067,220
---------------------------------------------------------------------------------
UCAR International, Inc.(2)                             189,000         2,022,300
                                                                      -----------
                                                                        6,100,338
---------------------------------------------------------------------------------
Paper--1.1%
Georgia-Pacific Corp.(1)                                 92,000         2,540,120
---------------------------------------------------------------------------------
Sappi Ltd., Sponsored ADR(2)                             90,500           927,625
---------------------------------------------------------------------------------
Sonoco Products Co.                                      80,000         2,126,400
---------------------------------------------------------------------------------
UPM-Kymmene Oyj                                          34,000         1,127,692
                                                                      -----------
                                                                        6,721,837
---------------------------------------------------------------------------------
Capital Goods--3.8%
---------------------------------------------------------------------------------
Aerospace/Defense--0.2%
Boeing Co.(1)                                            33,000         1,279,740
---------------------------------------------------------------------------------
Industrial Services--0.9%
Canon, Inc.                                              48,000         1,651,763
---------------------------------------------------------------------------------
Pittston Brink's Group                                   79,000         1,745,900
---------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                           30,900           749,325
---------------------------------------------------------------------------------
Service Corp. International(2)                          235,000         1,172,650
                                                                      -----------
                                                                        5,319,638
---------------------------------------------------------------------------------
Manufacturing--2.7%
Coherent, Inc.(1)(2)                                     11,000           340,120
---------------------------------------------------------------------------------
Gaylord Container Corp., Cl. A(2)                         9,232             9,324
---------------------------------------------------------------------------------
Komatsu Ltd.                                            196,000           701,389
---------------------------------------------------------------------------------
Millipore Corp.(1)                                       26,000         1,578,200
---------------------------------------------------------------------------------
Morgan Crucible Co. plc                                 321,800           894,544
---------------------------------------------------------------------------------
Pall Corp.                                               66,000         1,587,960
---------------------------------------------------------------------------------
Titan Corp. (The)(1)(2)                                 134,000         3,343,300
---------------------------------------------------------------------------------
Tyco International Ltd.(1)                              130,000         7,657,000
                                                                      -----------
                                                                       16,111,837

                       Oppenheimer Multiple Strategies Fund/VA                5

                                                                    Market Value
                                                         Shares     See Note 1
---------------------------------------------------------------------------------
Communication Services--2.5%
---------------------------------------------------------------------------------
Telecommunications: Long Distance--0.8%
Allegiance Telecom, Inc.(2)                             170,000     $   1,409,300
---------------------------------------------------------------------------------
Brocade Communications Systems, Inc.(1)(2)               47,000         1,556,640
---------------------------------------------------------------------------------
NTL, Inc.(2)                                             85,000            79,900
---------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group(2)                        137,000         1,928,960
                                                                    -------------
                                                                        4,974,800
---------------------------------------------------------------------------------
Telephone Utilities--0.6%
SBC Communications, Inc.                                 75,000         2,937,750
---------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar)          26,283,402           346,957
---------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar),
Preference                                            3,077,585            48,618
---------------------------------------------------------------------------------
Telefonica SA, BDR                                       15,632           226,649
                                                                    -------------
                                                                        3,559,974
---------------------------------------------------------------------------------
Telecommunications: Wireless--1.1%
AT&T Wireless Services, Inc.(2)                         224,000         3,218,880
---------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A(2)                    55,000           469,700
---------------------------------------------------------------------------------
Millicom International Cellular SA(2)                   198,200         2,408,130
---------------------------------------------------------------------------------
Telesp Celular Participacoes SA                      49,153,261           157,427
                                                                    -------------
                                                                        6,254,137
---------------------------------------------------------------------------------
Consumer Cyclicals--4.9%
---------------------------------------------------------------------------------
Autos & Housing--0.6%
Borg-Warner Automotive, Inc.                             22,000         1,149,500
---------------------------------------------------------------------------------
Delphi Automotive Systems Corp.                          70,000           956,200
---------------------------------------------------------------------------------
IRSA Inversiones y Representaciones SA(2)(3)            323,901           236,448
---------------------------------------------------------------------------------
Lear Corp.(2)                                            21,000           800,940
---------------------------------------------------------------------------------
Wolverine Tube, Inc.(2)                                  61,900           702,565
                                                                    -------------
                                                                        3,845,653
---------------------------------------------------------------------------------
Leisure & Entertainment--1.6%
Bally Total Fitness Holding Corp.(2)                     44,000           948,640
---------------------------------------------------------------------------------
Callaway Golf Co.                                       121,000         2,317,150
---------------------------------------------------------------------------------
Hasbro, Inc.                                             90,000         1,460,700
---------------------------------------------------------------------------------
Mattel, Inc.                                            145,000         2,494,004
---------------------------------------------------------------------------------
MGM Mirage, Inc.(1)(2)                                   33,000           952,710
---------------------------------------------------------------------------------
Shimano, Inc.                                           100,000         1,136,884
                                                                    -------------
                                                                        9,310,088
---------------------------------------------------------------------------------
Media--0.7%
AOL Time Warner, Inc.(1)(2)                              24,000           770,400
---------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.(1)                           27,000           801,630
---------------------------------------------------------------------------------
Reed International plc                                  180,000         1,493,240
---------------------------------------------------------------------------------
SCMP Group Ltd.                                       1,608,000         1,010,426
                                                                    -------------
                                                                        4,075,696

6                      Oppenheimer Multiple Strategies Fund/VA

                                                                     Market Value
                                                         Shares      See Note 1
---------------------------------------------------------------------------------
Retail: General--0.3%
Federated Department Stores, Inc.(1)(2)                  42,100     $   1,721,890
---------------------------------------------------------------------------------
Retail: Specialty--1.4%
Borders Group, Inc.(2)                                  110,000         2,182,400
---------------------------------------------------------------------------------
Children's Place Retail Stores, Inc.(1)(2)               27,500           746,625
---------------------------------------------------------------------------------
Gap, Inc.(1)                                             80,000         1,115,200
---------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(2)                           45,000           929,250
---------------------------------------------------------------------------------
Nike, Inc., Cl. B(1)                                     26,000         1,462,240
---------------------------------------------------------------------------------
Talbots, Inc. (The)(1)                                   30,000         1,087,500
---------------------------------------------------------------------------------
Tiffany & Co.                                            31,000           975,570
                                                                    -------------
                                                                        8,498,785
---------------------------------------------------------------------------------
Textile, Apparel & Home Furnishings--0.3%
Jones Apparel Group, Inc.(1)(2)                          47,000         1,558,990
---------------------------------------------------------------------------------
Consumer Staples--5.4%
---------------------------------------------------------------------------------
Broadcasting--0.9%
Cox Radio, Inc., Cl. A(2)                                48,300         1,230,684
---------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A(1)(2)               73,000         2,005,310
---------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A(2)                     48,000         1,134,720
---------------------------------------------------------------------------------
SES Global, FDR                                          80,000           872,592
                                                                    -------------
                                                                        5,243,306
---------------------------------------------------------------------------------
Entertainment--2.3%
Brinker International, Inc.(1)(2)                        78,000         2,321,280
---------------------------------------------------------------------------------
News Corp. Ltd. (The), Sponsored ADR, Preference         56,000         1,481,760
---------------------------------------------------------------------------------
Nintendo Co. Ltd.                                        10,000         1,751,106
---------------------------------------------------------------------------------
Outback Steakhouse, Inc.(1)(2)                            6,500           222,625
---------------------------------------------------------------------------------
Viacom, Inc., Cl. B(1)(2)                               185,000         8,167,750
                                                                    -------------
                                                                       13,944,521
---------------------------------------------------------------------------------
Food--0.9%
ConAgra Foods, Inc.                                      78,000         1,854,060
---------------------------------------------------------------------------------
SureBeam Corp., Cl. A(2)                                 51,000           533,970
---------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                151,000         1,744,050
---------------------------------------------------------------------------------
Unilever NV, NY Shares                                   24,000         1,382,640
                                                                    -------------
                                                                        5,514,720
---------------------------------------------------------------------------------
Food & Drug Retailers--0.1%
Companhia Brasileira de Distribuicao Grupo Pao de
Acucar, Sponsored ADR                                    14,000           308,000
---------------------------------------------------------------------------------
Household Goods--0.5%
Wella AG                                                 55,900         2,697,716
---------------------------------------------------------------------------------
Wella AG, Preference, Non-Vtg.                            5,200           268,082
                                                                    -------------
                                                                        2,965,798
---------------------------------------------------------------------------------
Tobacco--0.7%
Philip Morris Cos., Inc.                                 85,000         3,897,250


                       Oppenheimer Multiple Strategies Fund/VA                7

                                                                     Market Value
                                                         Shares      See Note 1
---------------------------------------------------------------------------------
Energy--4.8%
---------------------------------------------------------------------------------
Energy Services--1.7%
Active Power, Inc.(2)                                    89,000     $     605,200
---------------------------------------------------------------------------------
Cooper Cameron Corp.(1)(2)                               36,000         1,452,960
---------------------------------------------------------------------------------
Core Laboratories NV(2)                                 128,800         1,805,776
---------------------------------------------------------------------------------
Houston Exploration Co.(2)                               34,000         1,141,720
---------------------------------------------------------------------------------
Noble Drilling Corp.(1)(2)                               60,600         2,062,824
---------------------------------------------------------------------------------
Petroleum Geo-Services ASA, Sponsored ADR(2)            177,000         1,408,920
---------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.(1)                          40,000         1,352,800
                                                                    -------------
                                                                        9,830,200
---------------------------------------------------------------------------------
Oil: Domestic--2.3%
Devon Energy Corp.(1)                                    50,000         1,932,500
---------------------------------------------------------------------------------
Exxon Mobil Corp.                                        66,000         2,593,800
---------------------------------------------------------------------------------
GlobalSantaFe Corp.(1)                                   65,000         1,853,800
---------------------------------------------------------------------------------
Murphy Oil Corp.(1)                                      12,600         1,058,904
---------------------------------------------------------------------------------
Ocean Energy, Inc.                                       40,000           768,000
---------------------------------------------------------------------------------
Unocal Corp.                                            130,000         4,689,100
---------------------------------------------------------------------------------
Westport Resources Corp.(2)                              50,000           867,500
                                                                    -------------
                                                                       13,763,604
---------------------------------------------------------------------------------
Oil: International--0.8%
Petroleo Brasileiro SA, Preference                       33,300           737,198
---------------------------------------------------------------------------------
Talisman Energy, Inc.                                    64,000         2,425,609
---------------------------------------------------------------------------------
TotalFinaElf SA, B Shares                                 1,700           242,794
---------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                           17,100         1,201,104
                                                                    -------------
                                                                        4,606,705
---------------------------------------------------------------------------------
Financial--6.7%
---------------------------------------------------------------------------------
Banks--4.3%
ABN Amro Holding NV                                      62,700         1,009,930
---------------------------------------------------------------------------------
Bank of America Corp.(1)                                134,000         8,435,300
---------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                         41,000         1,672,800
---------------------------------------------------------------------------------
BBVA Banco Frances SA(3)                                 95,000           280,250
---------------------------------------------------------------------------------
J.P. Morgan Chase & Co.(1)                              230,000         8,360,500
---------------------------------------------------------------------------------
U.S. Bancorp                                             69,000         1,444,170
---------------------------------------------------------------------------------
UBS AG(2)                                                25,050         1,264,344
---------------------------------------------------------------------------------
UniCredito Italiano SpA                                 414,000         1,662,501
---------------------------------------------------------------------------------
Zions Bancorp(1)                                         22,000         1,156,760
                                                                    -------------
                                                                       25,286,555
---------------------------------------------------------------------------------
Diversified Financial--0.2%
ICICI Ltd., Sponsored ADR                                35,500           212,290
---------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.(1)                      14,800           827,912
                                                                    -------------
                                                                        1,040,202
---------------------------------------------------------------------------------
Insurance--0.3%
Hartford Financial Services Group, Inc.                  20,000         1,256,600
---------------------------------------------------------------------------------
Zurich Financial Services AG                              2,400           563,031
                                                                    -------------
                                                                        1,819,631

8                      Oppenheimer Multiple Strategies Fund/VA

                                                                    Market Value
                                                        Shares      See Note 1
---------------------------------------------------------------------------------
Real Estate Investment Trusts--1.5%
Camden Property Trust                                    28,000       $ 1,027,600
---------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                 33,000           993,300
---------------------------------------------------------------------------------
Developers Diversified Realty Corp.                     100,000         1,910,000
---------------------------------------------------------------------------------
Equity Office Properties Trust                           46,000         1,383,680
---------------------------------------------------------------------------------
Host Marriott Corp.                                     270,000         2,430,000
---------------------------------------------------------------------------------
Shurgard Storage Centers, Inc.                           44,000         1,408,000
                                                                      -----------
                                                                        9,152,580
---------------------------------------------------------------------------------
Savings & Loans--0.4%
Washington Mutual, Inc.                                  70,000         2,289,000
---------------------------------------------------------------------------------
Healthcare--5.7%
---------------------------------------------------------------------------------
Healthcare/Drugs--4.4%
Abbott Laboratories                                      34,500         1,923,375
---------------------------------------------------------------------------------
American Home Products Corp.(1)                          41,000         2,515,760
---------------------------------------------------------------------------------
Anthem, Inc.(2)                                          23,400         1,158,300
---------------------------------------------------------------------------------
AstraZeneca plc                                          38,000         1,742,471
---------------------------------------------------------------------------------
Biogen, Inc.(1)(2)                                       19,600         1,124,060
---------------------------------------------------------------------------------
GlaxoSmithKline plc, ADR                                 32,433         1,615,812
---------------------------------------------------------------------------------
Human Genome Sciences, Inc.(1)(2)                        12,400           418,128
---------------------------------------------------------------------------------
Humana, Inc.(2)                                          82,000           966,780
---------------------------------------------------------------------------------
Johnson & Johnson(1)                                     75,000         4,432,500
---------------------------------------------------------------------------------
Merck & Co., Inc.                                        40,000         2,352,000
---------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(2)                      35,000           857,850
---------------------------------------------------------------------------------
Novartis AG                                              74,800         2,703,126
---------------------------------------------------------------------------------
Pliva d.d., GDR(4)                                       20,000           207,000
---------------------------------------------------------------------------------
Schering-Plough Corp.                                    57,000         2,041,170
---------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(1)(2)                       56,600         1,776,674
                                                                      -----------
                                                                       25,835,006
---------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.3%
Affymetrix, Inc.(1)(2)                                   41,000         1,547,750
---------------------------------------------------------------------------------
Boston Scientific Corp.(1)(2)                            85,000         2,050,200
---------------------------------------------------------------------------------
Covance, Inc.(1)(2)                                     125,500         2,848,850
---------------------------------------------------------------------------------
Quintiles Transnational Corp.(1)(2)                      88,000         1,412,400
                                                                      -----------
                                                                        7,859,200
---------------------------------------------------------------------------------
Technology--10.4%
---------------------------------------------------------------------------------
Computer Hardware--3.0%
EMC Corp.(2)                                             40,000           537,600
---------------------------------------------------------------------------------
International Business Machines Corp.(1)                124,000        14,999,040
---------------------------------------------------------------------------------
Juniper Networks, Inc.(1)(2)                             64,000         1,212,800
---------------------------------------------------------------------------------
Stratos Lightwave, Inc.(2)                               25,000           153,750
---------------------------------------------------------------------------------
Sun Microsystems, Inc.(2)                                81,000           996,300
                                                                      -----------
                                                                       17,899,490
---------------------------------------------------------------------------------
Computer Services--0.0%
Palm, Inc.(2)                                            10,500            40,740

                       Oppenheimer Multiple Strategies Fund/VA                9

                                                                    Market Value
                                                        Shares      See Note 1
---------------------------------------------------------------------------------
Computer Software--1.8%
Computer Associates International, Inc.(1)               33,000       $ 1,138,170
---------------------------------------------------------------------------------
i2 Technologies, Inc.(2)                                138,000         1,090,200
---------------------------------------------------------------------------------
Intuit, Inc.(1)(2)                                       13,100           560,418
---------------------------------------------------------------------------------
Oracle Corp.(2)                                          55,000           759,550
---------------------------------------------------------------------------------
Peoplesoft, Inc.(1)(2)                                   67,000         2,693,400
---------------------------------------------------------------------------------
Red Hat, Inc.(2)                                         93,000           660,300
---------------------------------------------------------------------------------
Synopsys, Inc.(1)(2)                                     35,000         2,067,450
---------------------------------------------------------------------------------
Veritas Software Corp.(1)(2)                             14,000           627,620
---------------------------------------------------------------------------------
Yahoo!, Inc.(1)(2)                                       49,000           869,260
                                                                      -----------
                                                                       10,466,368
---------------------------------------------------------------------------------
Communications Equipment--0.5%
Cisco Systems, Inc.(2)                                   73,000         1,322,030
---------------------------------------------------------------------------------
L.M. Ericsson Telephone Co., ADR, Cl. B                 210,000         1,096,200
---------------------------------------------------------------------------------
Nortel Networks Corp.                                   100,000           750,000
                                                                      -----------
                                                                        3,168,230
---------------------------------------------------------------------------------
Electronics--5.1%
Analog Devices, Inc.(1)(2)                               63,000         2,796,570
---------------------------------------------------------------------------------
Applied Micro Circuits Corp.(1)(2)                       67,000           758,440
---------------------------------------------------------------------------------
ASML Holding NV(2)                                       70,000         1,193,500
---------------------------------------------------------------------------------
Cognex Corp.(2)                                          73,000         1,869,530
---------------------------------------------------------------------------------
General Motors Corp., Cl. H(2)                           42,000           648,900
---------------------------------------------------------------------------------
Intel Corp.(1)                                          199,000         6,258,550
---------------------------------------------------------------------------------
International Rectifier Corp.(1)(2)                      17,000           592,960
---------------------------------------------------------------------------------
JDS Uniphase Corp.(2)                                    95,000           824,600
---------------------------------------------------------------------------------
Keyence Corp.                                             8,360         1,389,931
---------------------------------------------------------------------------------
KLA-Tencor Corp.(2)                                      48,000         2,378,880
---------------------------------------------------------------------------------
Lam Research Corp.(2)                                    81,000         1,880,820
---------------------------------------------------------------------------------
National Semiconductor Corp.(1)(2)                       64,000         1,970,560
---------------------------------------------------------------------------------
Sony Corp.                                               13,000           594,155
---------------------------------------------------------------------------------
Sony Corp., Sponsored ADR                                 6,000           270,600
---------------------------------------------------------------------------------
STMicroelectronics NV, NY Registered Shares(1)           64,000         2,026,880
---------------------------------------------------------------------------------
Teradyne, Inc.(1)(2)                                     94,000         2,833,160
---------------------------------------------------------------------------------
Waters Corp.(1)(2)                                       44,000         1,705,000
                                                                      -----------
                                                                       29,993,036
---------------------------------------------------------------------------------
Transportation--1.1%
---------------------------------------------------------------------------------
Air Transportation--0.2%
Delta Air Lines, Inc.                                    18,000           526,680
---------------------------------------------------------------------------------
Singapore Airlines Ltd.                                 116,000           691,037
                                                                      -----------
                                                                        1,217,717
---------------------------------------------------------------------------------
Railroads & Truckers--0.6%
Burlington Northern Santa Fe Corp.                       56,000         1,597,680
---------------------------------------------------------------------------------
Swift Transportation Co., Inc.(1)(2)                     90,000         1,935,900
                                                                      -----------
                                                                        3,533,580

10                     Oppenheimer Multiple Strategies Fund/VA

                                                                    Market Value
                                                      Shares        See Note 1
---------------------------------------------------------------------------------
Shipping--0.3%
United Parcel Service, Inc., Cl. B(1)                       34,000   $  1,853,000
---------------------------------------------------------------------------------
Utilities--1.7%
---------------------------------------------------------------------------------
Electric Utilities--1.2%
Edison International(2)                                     45,300        684,030
---------------------------------------------------------------------------------
Energy East Corp.                                           65,000      1,234,350
---------------------------------------------------------------------------------
Northeast Utilities Co.                                     86,000      1,516,180
---------------------------------------------------------------------------------
NorthWestern Corp.                                          57,000      1,199,850
---------------------------------------------------------------------------------
Progress Energy, Inc.                                       28,000      1,260,840
---------------------------------------------------------------------------------
Xcel Energy, Inc.                                           43,000      1,192,820
                                                                     ------------
                                                                        7,088,070
---------------------------------------------------------------------------------
Gas Utilities--0.5%
Dynegy, Inc.(1)                                             30,000        765,000
---------------------------------------------------------------------------------
El Paso Corp.(1)                                            16,000        713,760
---------------------------------------------------------------------------------
Enron Corp.                                                245,000        147,000
---------------------------------------------------------------------------------
NiSource, Inc.                                              54,000      1,245,240
                                                                     ------------
                                                                        2,871,000
                                                                     ------------
Total Common Stocks (Cost $242,321,711)                               304,568,644
=================================================================================
Preferred Stocks--0.6%
---------------------------------------------------------------------------------
Qwest Trends Trust, 5.75% Cv.(4)                            63,000      1,866,375
---------------------------------------------------------------------------------
Rouse Co. (The), $3.00 Cv., Series B                        23,000      1,000,500
---------------------------------------------------------------------------------
Sovereign Capital Trust II, 7.50% Cv.
Preferred Income Equity Redeemable Stock,
Units (each unit consists of one preferred
plus one warrant to purchase 5.3355
shares of Sovereign Bancorp common stock)(5)                12,500        875,000
                                                                     ------------
Total Preferred Stocks (Cost $4,740,578)                                3,741,875
                                                      Units
=================================================================================
Rights, Warrants and Certificates--0.0%
---------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group, Cl. G Wts.,
Exp.9/11/03(2)(3)                                              249          3,735
---------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08(2)(3)       1,000            375
---------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09(2)(3)                   2,592            259
---------------------------------------------------------------------------------
Mexico Value Rts., Exp.6/30/03(2)                        4,450,000          1,214
---------------------------------------------------------------------------------
Terex Corp. Rts., Exp. 5/15/02(2)(3)                         4,000         70,660
                                                                     ------------
Total Rights, Warrants and Certificates
(Cost $38,888)                                                             76,243
                                                      Principal
                                                      Amount
=================================================================================
Mortgage-Backed Obligations--5.4%
---------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Multiclass Mtg. Pass-Through
Certificates, 7%,5/1/29                               $  3,324,595      3,396,008
---------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Security:
Series 203, Cl. IO, 17.13%, 6/15/29(6)                  11,818,643      3,098,700
Series 204, Cl. IO, 11.08%, 5/15/29(6)                  10,960,619      2,866,887
---------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 5/1/16                                             18,775,107      18,855,090
6.50%, 11/1/27                                          2,854,692       2,865,455
---------------------------------------------------------------------------------
Government National Mortgage Assn., 8%, 4/15/23         1,059,389       1,124,584
                                                                     ------------
Total Mortgage-Backed Obligations (Cost $30,879,542)                   32,206,724

                       Oppenheimer Multiple Strategies Fund/VA               11

                                                   Principal         Market Value
                                                   Amount            See Note 1
=================================================================================
U.S. Government Obligations--13.0%
---------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                                        $    575,000     $     592,789
7.50%, 11/15/16                                       1,310,000         1,549,536
8.875%, 8/15/17                                       2,900,000         3,850,658
STRIPS, 6.30%, 8/15/25(7)                            10,965,000         2,732,182
STRIPS, 6.54%, 8/15/15(7)                             6,035,000         2,718,822
STRIPS, 7.10%, 11/15/18(7)                           13,600,000         4,942,566
STRIPS, 7.26%, 11/15/18(7)                            8,500,000         3,089,104
STRIPS, 7.31%, 8/15/19(7)                            15,300,000         5,306,667
---------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.50%, 11/15/06                                       5,000,000         4,821,485
5%, 8/15/11                                           5,000,000         4,989,065
5.75%, 8/15/03                                        3,300,000         3,458,169
5.875%, 9/30/02                                      15,000,000        15,448,830
6.125%, 8/15/07                                       3,500,000         3,766,879
6.25%, 2/15/07                                        8,800,000         9,510,882
6.375%, 8/15/02                                       5,000,000         5,143,950
6.50%, 8/15/05-10/15/06                               4,655,000         5,065,542
                                                                    -------------
Total U.S. Government Obligations (Cost $72,114,208)                   76,987,126
=================================================================================
Foreign Government Obligations--12.0%
---------------------------------------------------------------------------------
Argentina--1.0%
Argentina (Republic of) Nts., 14.25%, 11/30/02(9)     13,125,000         5,020,312
---------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds, 6%, 3/31/23(9)      1,665,000           718,031
                                                                    -------------
                                                                        5,738,343
---------------------------------------------------------------------------------
Australia--0.4%
New South Wales Treasury Corp. Gtd. Bonds,
7%, 4/1/04(AUD)                                       3,160,000         1,683,915
---------------------------------------------------------------------------------
Queensland Treasury Corp. Global Exchangeable
Gtd. Nts., 10.50%, 5/15/03(AUD)                       1,800,000           994,142
                                                                    -------------
                                                                        2,678,057
---------------------------------------------------------------------------------
Brazil--4.9%
Brazil (Federal Republic of) Debt
Capitalization Bonds, Series 20 yr., 8%, 4/15/14     21,161,780        16,347,476
---------------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible Interest
Bonds, 3.188%, 4/15/06(9)                            14,320,800        12,566,502
                                                                    -------------
                                                                       28,913,978
---------------------------------------------------------------------------------
Canada--2.0%
Canada (Government of) Bonds:
8.50%, 4/1/02(CAD)                                    1,500,000           956,756
8.75%, 12/1/05(CAD)                                  12,200,000         8,864,432
Series WL43, 5.75%, 6/1/29(CAD)                       3,670,000         2,334,702
                                                                    -------------
                                                                       12,155,890
---------------------------------------------------------------------------------
Denmark--0.7%
Denmark (Kingdom of) Bonds, 8%, 3/15/06(DKK)         32,100,000         4,312,726
---------------------------------------------------------------------------------
Great Britain--0.7%
United Kingdom Treasury Bonds, 6.75%,11/26/04(GBP)    2,680,000         4,089,645
---------------------------------------------------------------------------------
Mexico--0.7%
United Mexican States Collateralized Fixed
Rate Par Bonds,
Series W-A, 6.25%, 12/31/19                           4,450,000         4,121,813
---------------------------------------------------------------------------------
New Zealand--1.2%
New Zealand (Government of) Bonds, 10%, 3/15/02(NZD) 16,800,000         7,065,262

12                     Oppenheimer Multiple Strategies Fund/VA

                                                   Principal         Market Value
                                                   Amount            See Note 1
---------------------------------------------------------------------------------
Philippines--0.2%
Philippines (Republic of) Bonds, 8.60%,
6/15/27(3)                                         $  1,500,000     $   1,128,750
---------------------------------------------------------------------------------
South Africa--0.2%
Eskom Depositary Receipts, Series E168, 11%,
6/1/08(ZAR)                                          12,570,000         1,008,950
                                                                    -------------
Total Foreign Government Obligations
(Cost $84,109,850)                                                     71,213,414
=================================================================================
Non-Convertible Corporate Bonds and Notes--10.7%
---------------------------------------------------------------------------------
Basic Materials--1.4%
---------------------------------------------------------------------------------
Chemicals--0.5%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09           500,000           480,000
---------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, Zero Coupon
Sr. Unsec. Disc. Nts.,
13.08%, 12/31/09(7)                                   1,000,000           255,000
---------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Bonds, 12/15/09(4)          250,000           251,250
---------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.625% Sr. Sec. Nts., Series A, 5/1/07                  250,000           253,125
9.875% Sec. Nts., Series B, 5/1/07                      450,000           453,375
10.875% Sr. Sub. Nts., 5/1/09                           150,000           139,125
---------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03      57,000            56,715
---------------------------------------------------------------------------------
OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11(4)        250,000           256,250
---------------------------------------------------------------------------------
Rohm & Haas Co., 7.85% Unsec. Debs., 7/15/29            400,000           446,831
---------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts., 8/15/06(8)                 335,000            25,125
12.375% Sr. Sec. Nts., Series B, 7/15/06(8)             650,000           542,750
                                                                    -------------
                                                                        3,159,546
---------------------------------------------------------------------------------
Metals--0.6%
AK Steel Corp., 9.125% Sr. Nts., 12/15/06               655,000           673,012
---------------------------------------------------------------------------------
Alcoa, Inc., 6% Bonds, 1/15/12                          750,000           745,948
---------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.:
10.875% Sr. Nts., Series B, 10/15/06(8)                 250,000           228,750
12.75% Sr. Sub. Nts., 2/1/03(8)                       1,000,000           735,000
---------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                  450,000           389,250
---------------------------------------------------------------------------------
United States Steel LLC, 10.75% Sr. Nts., 8/1/08        700,000           672,000
                                                                    -------------
                                                                        3,443,960
---------------------------------------------------------------------------------
Paper--0.3%
Aracruz Celulose SA, 10.375% Debs., 1/31/02(3)          430,000           432,687
---------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04          700,000           129,500
---------------------------------------------------------------------------------
Repap New Brunswick, Inc., 11.50% Sr. Sec. Nts., 6/1/04 200,000           227,500
---------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                         500,000           527,500
10.875% Sr. Sub. Nts., 4/1/08                           250,000           255,000
                                                                    -------------
                                                                        1,572,187
---------------------------------------------------------------------------------
Capital Goods--0.8%
---------------------------------------------------------------------------------
Aerospace/Defense--0.1%
Boeing Capital Corp., 6.50% Nts., 2/15/12               750,000           747,718

                       Oppenheimer Multiple Strategies Fund/VA               13

                                                   Principal         Market Value
                                                   Amount            See Note 1
---------------------------------------------------------------------------------
Industrial Services--0.3%
Allied Waste North America, Inc.:
8.875% Sr. Nts., Series B, 4/1/08                  $    200,000      $    207,000
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09            1,000,000         1,035,000
---------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts.,
Series B, 4/1/09(3)(8)                                  400,000            74,000
---------------------------------------------------------------------------------
United Rentals, Inc., 9% Sr. Unsec. Sub. Nts.,
Series B, 4/1/09                                        500,000           490,000
                                                                     ------------
                                                                        1,806,000
---------------------------------------------------------------------------------
Manufacturing--0.4%
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                 700,000           325,500
---------------------------------------------------------------------------------
Caterpillar, Inc., 7.375% Unsec. Debs.,
3/1/97                                                  400,000           418,155
---------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr.
Sub. Nts., Series B, 6/1/05                             500,000           412,500
---------------------------------------------------------------------------------
John Deere Capital Corp., 6% Unsec. Nts.,
2/15/09                                                 500,000           488,931
---------------------------------------------------------------------------------
Terex Corp., 9.25% Sr. Sub. Nts., 7/15/11(4)            250,000           251,250
---------------------------------------------------------------------------------
Tyco International Group SA, 6.375% Nts.,
10/15/11                                                750,000           734,008
---------------------------------------------------------------------------------
                                                                        2,630,344
                                                                     ------------
Communication Services--1.6%
Telecommunications: Long Distance--0.4%
Dobson Communications Corp., 10.875% Sr.
Unsec. Nts., 7/1/10                                     400,000           415,000
---------------------------------------------------------------------------------
Leap Wireless International, Inc., 0%/14.50%
Sr. Unsec. Disc. Nts., 4/15/10(10)                      300,000           108,000
---------------------------------------------------------------------------------
Metromedia Fiber Network, Inc., 10%
Sr. Unsec. Nts., Series B, 11/15/08                     750,000           221,250
---------------------------------------------------------------------------------
Triton PCS, Inc., 8.75% Sr. Sub. Nts.,
11/15/11(4)                                             400,000           402,000
---------------------------------------------------------------------------------
Vodafone Group plc, 7.75% Unsec. Unsub. Nts.,
2/15/10                                                 400,000           439,988
---------------------------------------------------------------------------------
WorldCom, Inc., 6.95% Sr. Unsec. Nts., 8/15/28          900,000           815,562
---------------------------------------------------------------------------------
XO Communications, Inc., 0%/12.25% Sr. Unsec.
Disc. Nts., 6/1/09(8)(10)                               350,000            29,750
                                                                     ------------
                                                                        2,431,550
---------------------------------------------------------------------------------
Telecommunications: Wireless--1.2%
American Cellular Corp., 9.50% Sr. Sub. Nts.,
10/15/09                                                500,000           487,500
---------------------------------------------------------------------------------
American Tower Corp., 9.375% Sr. Nts.,
2/1/09                                                  800,000           648,000
---------------------------------------------------------------------------------
Crown Castle International Corp., 9% Sr. Nts.,
5/15/11                                                 500,000           450,000
---------------------------------------------------------------------------------
Horizon PCS, Inc., 0%/14% Sr. Unsec. Sub. Nts.,
10/1/10(10)                                             300,000           156,000
---------------------------------------------------------------------------------
Leap Wireless International, Inc., 12.50% Sr. Nts.,
4/15/10                                                 400,000           306,000
---------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts.,
1/15/06                                                 200,000           111,000
---------------------------------------------------------------------------------
Millicom International Cellular SA, 13.50%
Sr. Disc. Nts., 6/1/06                                1,250,000           831,250
---------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.95% Sr. Disc. Nts., 2/15/08(10)                    200,000           138,000
9.375% Sr. Unsec. Nts., 11/15/09                        900,000           713,250
12% Sr. Unsec. Nts., 11/1/08                            250,000           221,875
---------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(4)            250,000           290,000
---------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14%
Sr. Nts., 8/15/04(2)(3)(8)                              200,000             7,000
---------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts.,
Series B, 5/15/08                                       750,000           776,250
---------------------------------------------------------------------------------
Tritel PCS, Inc., 10.375% Sr. Sub. Nts.,
1/15/11                                                 400,000           460,000
---------------------------------------------------------------------------------
Triton PCS, Inc., 9.375% Sr. Unsec. Sub. Nts.,
2/1/11                                                  300,000           312,000
---------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375%
Sr. Unsec. Nts., 11/15/09                             1,010,000         1,151,400
                                                                     ------------
                                                                        7,059,525

14                     Oppenheimer Multiple Strategies Fund/VA

                                                   Principal         Market Value
                                                   Amount            See Note 1
---------------------------------------------------------------------------------
Consumer Cyclicals--1.7%
---------------------------------------------------------------------------------
Autos & Housing--0.6%
D.R. Horton, Inc., 9.75% Sr. Sub. Nts.,
9/15/10                                            $    400,000      $    414,000
---------------------------------------------------------------------------------
Ford Motor Co., 7.70% Unsec. Debs.,
5/15/97                                                 400,000           354,788
---------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., 11.875%
Sr. Nts., 6/15/06(2)(4)(8)                              250,000           120,000
---------------------------------------------------------------------------------
KB Home:
7.75% Sr. Nts., 10/15/04(3)                             400,000           408,000
8.65% Sr. Sub. Nts., 12/15/08                           600,000           606,000
---------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts.,
12/1/11                                               1,750,000         1,741,250
                                                                     ------------
                                                                        3,644,038
---------------------------------------------------------------------------------
Consumer Services--0.1%
Allied Waste North America, Inc., 8.50%
Sr. Nts., 12/1/08(4)                                    300,000           304,500
---------------------------------------------------------------------------------
Leisure & Entertainment--0.4%
Horseshoe Gaming LLC, 8.625%
Sr. Sub. Nts., 5/15/09                                  400,000           415,000
---------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts.,
1/15/07(4)                                              400,000           402,500
---------------------------------------------------------------------------------
Meristar Hospitality Corp., 8.75%
Sr. Unsec. Sub. Nts., 8/15/07                           500,000           421,250
---------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts.,
2/1/11                                                  400,000           397,000
---------------------------------------------------------------------------------
Premier Parks, Inc., 9.75% Sr. Nts.,
6/15/07                                                 500,000           524,375
                                                                    -------------
                                                                        2,160,125
---------------------------------------------------------------------------------
Media--0.3%
Adelphia Communications Corp., 10.25%
Sr. Unsec. Nts., 11/1/06                                250,000           256,250
---------------------------------------------------------------------------------
Lamar Advertising Co., 9.625%
Sr. Unsec. Sub. Nts., 12/1/06                           150,000           157,312
---------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15%
Sr. Nts., 5/1/12                                        500,000           630,413
---------------------------------------------------------------------------------
Time Warner, Inc., 9.125%
Debs., 1/15/13                                          500,000           593,736
                                                                     ------------
                                                                        1,637,711
---------------------------------------------------------------------------------
Retail: General--0.1%
Wal-Mart Stores, Inc., 7.55%
Sr. Unsec. Nts., 2/15/30                                400,000           460,562
---------------------------------------------------------------------------------
Retail: Specialty--0.2%
Amazon. com, Inc., 0%/10%
Sr. Unsec. Disc. Nts., 5/1/08(10)                       500,000           372,500
---------------------------------------------------------------------------------
CSK Auto, Inc., 12% Sr. Nts., 6/15/06(4)                300,000           303,750
---------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75%
Sr. Sub. Nts., 11/1/11(4)                               250,000           256,250
                                                                    -------------
                                                                          932,500
---------------------------------------------------------------------------------
Consumer Staples--2.9%
---------------------------------------------------------------------------------
Beverages--0.2%
Canandaigua Brands, Inc., 8.625%
Sr. Unsec. Nts., 8/1/06                                 700,000           724,500
---------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375%
Unsec. Debs., 7/29/93                                   360,000           378,145
                                                                    -------------
                                                                        1,102,645

                       Oppenheimer Multiple Strategies Fund/VA               15

                                                      Principal     Market Value
                                                         Amount     See Note 1
---------------------------------------------------------------------------------
Broadcasting--2.2%
Adelphia Communications Corp.:
9.375% Sr. Nts., 11/15/09                          $    750,000     $     724,688
10.25% Sr. Unsec. Sub. Nts., 6/15/11                    700,000           701,750
10.875% Sr. Unsec. Nts., 10/1/10                        500,000           513,125
---------------------------------------------------------------------------------
Chancellor Media Corp., 8.75% Sr. Unsec.
Sub. Nts., Series B, 6/15/07                          1,000,000         1,045,000
---------------------------------------------------------------------------------
Charter Communications Holdings
LLC/Charter Communications Holdings
Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(10)            1,750,000         1,275,313
10% Sr. Nts., 4/1/09                                    600,000           618,750
---------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub.
Nts., 7/1/08                                            300,000           315,750
---------------------------------------------------------------------------------
EchoStar Broadband Corp., 10.375% Sr. Unsec.
Nts., 10/1/07                                         1,300,000         1,368,250
---------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec.
Nts., 2/1/09                                            700,000           724,500
---------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50%
Sr. Unsec. Nts., 1/15/13                                500,000           521,250
---------------------------------------------------------------------------------
NTL Communications Corp., 0%/12.375%
Sr. Unsec. Nts., Series B, 10/1/08(10)                  500,000           127,500
---------------------------------------------------------------------------------
NTL, Inc., 10% Sr. Nts., Series B, 2/15/07              900,000           310,500
---------------------------------------------------------------------------------
Rogers Cablesystems Ltd., 10% Second
Priority Sr. Sec. Debs., 12/1/07                      1,000,000         1,085,000
---------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07                           900,000           902,250
8.75% Sr. Sub. Nts., 12/15/11(4)                        250,000           251,250
9% Sr. Unsec. Sub. Nts., 7/15/07                        375,000           378,750
10% Sr. Sub. Nts., 9/30/05                              200,000           206,666
---------------------------------------------------------------------------------
Telewest Communications plc:
9.625% Sr. Debs., 10/1/06                               500,000           345,000
11% Sr. Disc. Debs., 10/1/07                          1,000,000           725,000
---------------------------------------------------------------------------------
United Pan-Europe Communications NV, 10.875%
Sr. Unsec. Nts., Series B, 8/1/09                       400,000            54,000
---------------------------------------------------------------------------------
Viacom, Inc., 7.70% Sr. Unsec. Nts., 7/30/10            750,000           815,202
                                                                    -------------
                                                                       13,009,494
---------------------------------------------------------------------------------
Entertainment--0.1%
AMC Entertainment, Inc., 9.50%
Sr. Unsec. Sub. Nts., 2/1/11                            300,000           292,875
---------------------------------------------------------------------------------
Food-0.1%
Great Atlantic & Pacific Tea Co.,
Inc. (The), 9.125% Sr. Nts., 12/15/11                   250,000           251,875
---------------------------------------------------------------------------------
Smithfield Foods, Inc., 8% Sr. Nts.,
10/15/09(4)                                             400,000           414,000
                                                                    -------------
                                                                          665,875
---------------------------------------------------------------------------------
Food & Drug Retailers--0.2%
Fleming Cos., Inc.:
10.50% Sr. Sub. Nts., Series B, 12/1/04                 300,000           297,750
10.625% Sr. Sub. Nts., 7/31/07                          500,000           480,000
10.625% Sr. Sub. Nts., Series B, 7/31/07                500,000           480,000
                                                                    -------------
                                                                        1,257,750
---------------------------------------------------------------------------------
Household Goods--0.1%
Pennzoil-Quaker State Co., 10% Sr. Nts.,
11/1/08(4)                                              250,000           262,500
---------------------------------------------------------------------------------
Revlon Consumer Products Corp.:
9% Sr. Nts., 11/1/06                                    200,000           138,000
12% Sr. Sec. Nts., 12/1/05(4)                           250,000           249,688
                                                                    -------------
                                                                          650,188

16                     Oppenheimer Multiple Strategies Fund/VA

                                                   Principal        Market Value
                                                   Amount           See Note 1
---------------------------------------------------------------------------------
Energy--0.4%
---------------------------------------------------------------------------------
Energy Services--0.2%
Chesapeake Energy Corp., 8.125%
Sr. Unsec. Nts., 4/1/11                            $    400,000     $     390,000
---------------------------------------------------------------------------------
Frontier Oil Corp., 11.75%
Sr. Nts., 11/15/09(3)                                   250,000           266,250
---------------------------------------------------------------------------------
Hornbeck-Leevac Marine Services, Inc., 10.625%
Sr. Nts., 8/1/08(4)                                     250,000           255,000
---------------------------------------------------------------------------------
R&B Falcon Corp., 9.50%
Sr. Unsec. Nts., 12/15/08                               500,000           565,169
                                                                    -------------
                                                                        1,476,419
---------------------------------------------------------------------------------
Oil: Domestic--0.2%
Conoco, Inc., 6.95% Sr. Unsec. Nts.,
4/15/29                                                 400,000           407,999
---------------------------------------------------------------------------------
Forest Oil Corp., 10.50% Sr. Unsec.
Sub. Nts., 1/15/06                                      400,000           426,000
---------------------------------------------------------------------------------
Stone Energy Corp., 8.25% Sr. Sub.
Nts., 12/15/11(4)                                       250,000           255,000
---------------------------------------------------------------------------------
Westport Resources Corp., 8.25%
Sr. Unsec. Sub. Nts., 11/1/11(4)                        250,000           253,750
                                                                    -------------
                                                                        1,342,749
---------------------------------------------------------------------------------
Financial--1.0%
---------------------------------------------------------------------------------
Banks--0.1%
ABN Amro Bank NV (NY Branch), 7.125%
Sub. Nts., Series B, 10/15/93                           400,000           411,174
---------------------------------------------------------------------------------
Bank of America Corp., 7.80%
Jr. Unsec. Sub. Nts., 2/15/10                           400,000           438,130
                                                                    -------------
                                                                          849,304
---------------------------------------------------------------------------------
Diversified Financial--0.8%
Citigroup, Inc., 6.875% Unsec. Nts.,
2/15/98                                                 450,000           434,486
---------------------------------------------------------------------------------
Federal National Mortgage
Assn. Nts.:
5.125%, 2/13/04                                       1,750,000         1,810,606
7.125%, 1/15/30                                         400,000           446,292
---------------------------------------------------------------------------------
General Electric Capital Corp., 7.25%
Nts., Series A, 2/1/05                                  400,000           434,276
---------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 7.80%
Sr. Unsec. Unsub. Nts., Series B, 1/28/10               400,000           432,574
---------------------------------------------------------------------------------
International Business Machines Corp.,
7.125% Sr. Unsec. Unsub. Debs., 12/1/96                 400,000           405,631
---------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 6.75% Sub. Nts.,
2/1/11                                                  750,000           769,053
---------------------------------------------------------------------------------
Metris Cos., Inc., 10% Sr. Unsec. Nts.,
11/1/04(3)                                              200,000           191,000
                                                                    -------------
                                                                        4,923,918
---------------------------------------------------------------------------------
Real Estate Investment Trusts--0.1%
Meristar Hospitality Corp., 9.125%
Sr. Nts., 1/15/11                                       500,000           472,500
---------------------------------------------------------------------------------
Meristar Hospitality Operating
Partnership/Finance Corp. II, 10.50%
Sr. Nts., 6/15/09(4)                                    250,000           251,563
                                                                    -------------
                                                                          724,063
---------------------------------------------------------------------------------
Healthcare--0.1%
---------------------------------------------------------------------------------
Healthcare/Drugs--0.0%
Amgen, Inc., 8.125% Unsec. Debs., 4/1/97                 91,000            89,352
---------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.1%
Sun Healthcare Group, Inc., 9.375%
Sr. Sub. Nts., 5/1/08(2)(3)(8)                        1,000,000               150
---------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.125%
Sr. Unsec. Sub. Nts., Series B, 12/1/08(3)              450,000           477,000
                                                                    -------------
                                                                          477,150
---------------------------------------------------------------------------------
Technology--0.1%
---------------------------------------------------------------------------------
Electronics--0.1%
Amkor Technology, Inc., 9.25%
Sr. Unsec. Nts., 5/1/06                                 700,000           672,000
---------------------------------------------------------------------------------
Motorola, Inc., 5.22%
Unsec. Debs., 10/1/97                                   140,000            86,878
                                                                    -------------
                                                                          758,878

                       Oppenheimer Multiple Strategies Fund/VA               17

                                                   Principal        Market Value
                                                   Amount           See Note 1
---------------------------------------------------------------------------------
Transportation--0.2%
---------------------------------------------------------------------------------
Air Transportation--0.1%
Amtran, Inc., 10.50% Sr. Nts., 8/1/04              $    500,000     $     401,250
---------------------------------------------------------------------------------
Railroads & Truckers--0.1%
Norfolk Southern Corp., 7.90% Sr. Bonds,
5/15/97                                                 400,000           414,497
---------------------------------------------------------------------------------
Utilities--0.5%
---------------------------------------------------------------------------------
Electric Utilities--0.3%
AES Corp. (The), 8.875% Sr. Unsec. Nts.,
2/15/11                                                 400,000           354,000
---------------------------------------------------------------------------------
BRL Universal Equipment Corp., 8.875%
Sr. Sec. Nts., 2/15/08(4)                               500,000           522,500
---------------------------------------------------------------------------------
Calpine Corp.:
8.50% Sr. Unsec. Nts., 2/15/11                          400,000           364,541
8.75% Sr. Nts., 7/15/07                                 300,000           271,062
---------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.375%
Sr. Nts., 11/1/08(4)                                    400,000           397,000
                                                                    -------------
                                                                        1,909,103
---------------------------------------------------------------------------------
Gas Utilities--0.2%
Funding Corp./Beaver Valley Funding Corp., 9%
Second Lease Obligation Bonds, 6/1/17                   989,000         1,083,641
                                                                    -------------
Total Non-Convertible Corporate
Bonds and Notes (Cost $66,196,835)                                     63,419,417
=================================================================================
Convertible Corporate Bonds and Notes--2.3%
---------------------------------------------------------------------------------
Alkermes, Inc.,3.75% Cv. Sub. Nts., 2/15/07           2,000,000         1,365,000
---------------------------------------------------------------------------------
CNET Networks, Inc., 5% Cv. Unsec. Nts., 3/1/06       3,000,000         1,927,500
---------------------------------------------------------------------------------
Gilat Satellite Networks Ltd., 4.25%
Cv. Unsec. Sub. Nts., 3/15/05                         1,500,000           397,500
---------------------------------------------------------------------------------
Human Genome Sciences, Inc., 3.75%
Cv. Unsec. Nts., 3/15/07                                750,000           567,187
---------------------------------------------------------------------------------
i2 Technologies, Inc., 5.25% Cv. Sub. Nts.,
12/15/06                                              1,000,000           742,500
---------------------------------------------------------------------------------
Incyte Genomics, Inc., 5.50% Cv. Unsec.
Nts.,2/1/07                                           2,500,000         1,921,875
---------------------------------------------------------------------------------
Quanex Corp.,6.88% Cv. Unsec. Sub.
Nts.,6/30/07                                          1,200,000         1,243,500
---------------------------------------------------------------------------------
RF Micro Devices, Inc., 3.75%
Cv. Nts., 8/15/05                                     2,250,000         1,859,063
---------------------------------------------------------------------------------
Sepracor, Inc., 5% Cv. Sub. Nts.,
2/15/07                                               2,000,000         1,750,000
---------------------------------------------------------------------------------
Sunrise Assisted Living, Inc.,
5.50% Cv. Nts., 6/15/02                               1,000,000         1,013,750
---------------------------------------------------------------------------------
Vitesse Semiconductor Corp., 4%
Cv. Sub. Nts., 3/15/05                                1,000,000           781,250
                                                                    -------------
Total Convertible Corporate
Bonds and Notes (Cost $13,872,204)                                     13,569,125
=================================================================================
Repurchase Agreements--4.1%
---------------------------------------------------------------------------------
Repurchase agreement with Banc
One Capital Markets, Inc., 1.45%,
dated 12/31/01, to be repurchased
at $24,163,946 on 1/2/02, collateralized
by U.S. Treasury Nts., 4.75%-7.875%,
2/28/02-11/15/08, with a value of
$11,720,252 and U.S. Treasury Bonds, 7.25%-11.125%,
8/15/03-5/15/16, with a value of $12,955,866
(Cost $24,162,000)                                   24,162,000        24,162,000
---------------------------------------------------------------------------------
Total Investments,
at Value (Cost $538,435,816)                               99.5%      589,944,568
---------------------------------------------------------------------------------
Other Assets Net of Liabilities                             0.5         3,088,169
                                                   ------------     -------------
Net Assets                                                100.0%     $593,032,737
                                                   ============     =============

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
  AUD -- Australian Dollar           GBP -- British Pound Sterling
  CAD -- Canadian Dollar             NZD -- New Zealand Dollar
  DKK -- Danish Krone                ZAR -- South African Rand

18                     Oppenheimer Multiple Strategies Fund/VA

-------------------------------------------------------------------------------
1. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                        Contracts        Expiration  Exercise  Premium     Market Value
                                        Subject to Call  Dates       Price     Received    See Note 1
-------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.                           80       7/22/02     $  42.50  $  10,160     $   10,400
Affymetrix, Inc.                               120       8/19/02        60.00     33,239         33,600
Alcoa, Inc.                                    120       4/22/02        40.00     21,839         12,600
American Home Products Corp.                    80       4/22/02        65.00     13,760         12,800
Analog Devices, Inc.                           100       3/18/02        65.00     45,906          6,500
Applied Micro Circuits Corp.                   210       5/20/02        22.50     30,518          4,200
Bank of America Corp.                          150       2/18/02        70.00     43,799          3,750
Bank of America Corp.                          150       2/18/02        75.00     23,206              -
Biogen, Inc.                                    96       1/21/02        85.00     10,752              -
Boeing Co.                                     100       8/19/02        45.00     23,699         24,000
Boston Scientific Corp.                        280       8/19/02        30.00     41,159         42,000
Brinker International, Inc.                    170       7/22/02        35.00     21,589         22,100
Brocade Communications Systems, Inc.            51       1/21/02        70.00      9,027              -
Brocade Communications Systems, Inc.            75       4/22/02        45.00     15,899         18,750
Children's Place Retail Stores, Inc.            80       6/24/02        30.00     17,359         18,800
Children's Place Retail Stores, Inc.            90       6/24/02        35.00      9,180         10,800
Coherent, Inc.                                 110       2/18/02        40.00     48,068            550
Computer Associates International, Inc.        150       8/19/02        45.00     27,299         27,750
Cooper Cameron Corp.                            80       5/20/02        45.00     51,847         27,200
Covance, Inc.                                  100       2/18/02        30.00     12,200              -
Covance, Inc.                                  250       5/20/02        25.00     42,999         43,750
Devon Energy Corp.                              88       4/22/02        60.00     19,144            440
Devon Energy Corp.                             100       7/22/02        45.00     30,859         31,000
Donnelley (R.R.) & Sons Co.                      5       3/18/02        30.00      1,335            725
Dow Chemical Co.                                40       3/18/02        45.00      5,080              -
Dynegy, Inc.                                    86       6/24/02        55.00     34,141          1,290
EchoStar Communications Corp.                  146       6/24/02        35.00     15,621         18,250
El Paso Corp.                                  160       7/22/02        55.00     31,769         32,000
Federated Department Stores, Inc.              125       8/19/02        42.50     58,373         58,750
Gap, Inc.                                      437       3/18/02        35.00     77,346              -
Georgia-Pacific Corp.                          160       4/22/02        45.00     23,444              -
GlobalSantaFe Corp.                            130       4/22/02        35.00     14,560         13,000
Goodrich Corp.                                 120       5/20/02        30.00     12,840         13,200
Human Genome Sciences, Inc.                     40       4/22/02        55.00     20,279          2,600
Intel Corp.                                    300       4/22/02        37.50     33,599         34,500
International Business Machines Corp.          184       4/22/02       130.00     45,446         79,120
International Rectifier Corp.                   90       3/18/02        50.00     24,479          2,700
Intuit, Inc.                                    87       1/21/02        55.00     27,578              -
Intuit, Inc.                                    44       4/22/02        50.00     15,344         11,000
J.P. Morgan Chase & Co.                        230       6/24/02        45.00     38,410         18,400
Johnson & Johnson                              150       7/22/02        65.00     26,174         27,750
Jones Apparel Group, Inc.                      235       5/20/02        30.00    126,651        124,550
Jones Apparel Group, Inc.                      235       8/19/02        35.00     94,215         91,650
Juniper Networks, Inc.                         264       1/21/02        50.00     29,567              -
Juniper Networks, Inc.                         200       4/22/02        55.00     21,399              -
MGM Mirage, Inc.                               110       6/24/02        35.00     10,340         10,450
Millipore Corp.                                 68       1/21/02        70.00     35,835              -
Morgan Stanley Dean Witter & Co.                45       4/22/02        70.00      6,615          4,950
Murphy Oil Corp.                                66       7/22/02        85.00     49,663         50,160
National Semiconductor Corp.                   320       2/18/02        40.00    128,636         11,200

                    Oppenheimer Multiple Strategies Fund/VA                  19

-------------------------------------------------------------------------------
1. Outstanding written call options (continued)

                                         Contracts       Expiration   Exercise  Premium    Market Value
                                         Subject to Call Dates        Price     Received   See Note 1
-------------------------------------------------------------------------------------------------------
Nike, Inc.                                      46       1/21/02      $ 60.00  $    6,302    $    2,760
Nike, Inc.                                      52       7/22/02        65.00      16,743        17,160
Noble Drilling Corp.                           126       6/24/02        35.00      51,280        56,700
Outback Steakhouse, Inc.                        55       2/18/02        30.00      15,234        23,650
Outback Steakhouse, Inc.                        10       2/18/02        35.00       1,070         1,050
Peoplesoft, Inc.                               150       1/21/02        65.00      41,549            --
Peoplesoft, Inc.                               175       4/22/02        50.00      37,099        45,500
Peoplesoft, Inc.                               150       7/22/02        50.00      89,547        90,000
Praxair, Inc.                                   70       4/22/02        55.00      14,839        27,300
Praxair, Inc.                                   70       7/22/02        60.00      21,489        21,000
Quintiles Transnational Corp.                  170       4/22/02        22.50      16,651         2,550
STMicroelectronics NV                          160       4/22/02        40.00      33,119        19,200
Swift Transportation Co., Inc.                 180       4/22/02        22.50      21,059        32,400
Synopsys, Inc.                                 350       3/18/02        55.00     243,942       241,500
Talbots, Inc. (The)                             90       5/20/02        40.00      19,079        26,550
Talbots, Inc. (The)                             90       8/19/02        45.00      26,472        27,000
Teradyne, Inc.                                 180       4/22/02        35.00      44,460        42,300
Teradyne, Inc.                                 140       7/22/02        45.00      21,279        22,400
Titan Corp. (The)                              350       4/22/02        30.00     110,946        54,250
Transocean Sedco Forex, Inc.                   120       5/20/02        40.00      25,439        25,800
Tyco International Ltd.                        240       4/22/02        60.00      33,414        88,800
United Parcel Service, Inc.                    170       4/22/02        55.00      40,289        39,100
Veritas Software Corp.                          70       5/20/02        50.00      31,289        39,200
Viacom, Inc.                                   270       3/18/02        50.00      30,239        40,500
Waters Corp.                                    88       2/18/02        45.00       8,667         6,160
Waters Corp.                                    88       8/19/02        50.00      23,055        23,320
Watson Pharmaceuticals, Inc.                   110       1/21/02        75.00      25,169            --
Yahoo!, Inc.                                   490       7/22/02        30.00      46,058        51,450
Zions Bancorp                                   44       4/22/02        60.00       4,356         1,980
                                                                               ----------    ----------
                                                                               $2,712,380    $2,026,815
                                                                               ==========    ==========

2. Non-income-producing security.
3. Identifies issues considered to be illiquid--See Note 7 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,023,376 or 1.35% of the Fund's net assets as of December 31, 2001.
5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
7. Zero coupon bond reflects the effective yield on the date of purchase.
8. Issuer is in default.
9. Represents the current interest rate for a variable or increasing rate security.
10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

See accompanying Notes to Financial Statements.

20                  Oppenheimer Multiple Strategies Fund/VA

Statement of Assets and Liabilities  December 31, 2001

===================================================================================================
Assets
Investments, at value (cost $538,435,816)--see accompanying statement                  $589,944,568
---------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                4,380,786
Investments sold                                                                          1,311,958
Shares of beneficial interest sold                                                          191,916
Other                                                                                         5,111
                                                                                       ------------
Total assets                                                                            595,834,339
===================================================================================================
Liabilities
Bank overdraft                                                                              232,751
---------------------------------------------------------------------------------------------------
Options written, at value (premiums received $2,712,380)--see accompanying statement      2,026,815
---------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                      268,781
Investments purchased                                                                       181,440
Shareholder reports                                                                          64,359
Trustees'compensation                                                                           778
Other                                                                                        26,678
                                                                                       ------------
Total liabilities                                                                         2,801,602
===================================================================================================
Net Assets                                                                             $593,032,737
                                                                                       ============
===================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                             $     38,513
---------------------------------------------------------------------------------------------------
Additional paid-in capital                                                              519,686,054
---------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                    18,706,094
---------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign currency transactions     2,405,722
---------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                                 52,196,354
                                                                                       ------------
Net assets--applicable to 38,512,612 shares of beneficial interest outstanding         $593,032,737
                                                                                       ============
===================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                     $15.40

See accompanying Notes to Financial Statements.

                   Oppenheimer Multiple Strategies Fund/VA                   21

Statement of Operations  For the Year Ended December 31, 2001

======================================================================================
Investment Income
Interest                                                                 $  20,684,649
--------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $81,777)                      4,352,969
                                                                         -------------
Total income                                                                25,037,618
======================================================================================
Expenses
Management fees                                                              4,312,500
--------------------------------------------------------------------------------------
Shareholder reports                                                            139,907
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                     41,912
--------------------------------------------------------------------------------------
Trustees'compensation                                                           11,436
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                    7,370
--------------------------------------------------------------------------------------
Other                                                                           39,155
                                                                         -------------
Total expenses                                                               4,552,280
Less reduction to custodian expenses                                            (4,092)
                                                                         -------------
Net expenses                                                                 4,548,188
======================================================================================
Net Investment Income                                                       20,489,430
======================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                       (1,002,138)
Closing and expiration of option contracts written                           4,323,943
Foreign currency transactions                                                 (608,172)
                                                                         -------------
Net realized gain (loss)                                                     2,713,633
--------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                (12,557,169)
Translation of assets and liabilities denominated in foreign currencies        688,527
                                                                         -------------
Net change                                                                 (11,868,642)
                                                                         -------------
Net realized and unrealized gain (loss)                                     (9,155,009)
======================================================================================
Net Increase in Net Assets Resulting from Operations                     $  11,334,421
                                                                         =============

See accompanying Notes to Financial Statements.

22                    Oppenheimer Multiple Strategies Fund/VA

Statements of Changes in Net Assets

                                                                         Year Ended December 31,
                                                                         2001            2000
=====================================================================================================
Operations
Net investment income (loss)                                             $  20,489,430   $ 24,683,005
-----------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                     2,713,633     32,319,691
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                       (11,868,642)   (20,586,722)
                                                                         -------------   ------------
Net increase (decrease) in net assets resulting from operations             11,334,421     36,415,974
=====================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                       (22,752,705)   (26,143,340)
-----------------------------------------------------------------------------------------------------
Distributions from net realized gain                                       (30,390,350)   (37,970,659)
=====================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions                                            45,543,527     38,213,035
=====================================================================================================
Net Assets
Total increase                                                               3,734,893     10,515,010
-----------------------------------------------------------------------------------------------------
Beginning of period                                                        589,297,844    578,782,834
                                                                         -------------   ------------
End of period [including undistributed (overdistributed) net investment
income of $18,706,094 and $22,670,745, respectively]                     $ 593,032,737   $589,297,844
                                                                         =============   ============

See accompanying Notes to Financial Statements.

                    Oppenheimer Multiple Strategies Fund/VA                  23

Financial Highlights

                                                         Year Ended December 31,
                                                         2001         2000       1999       1998        1997
================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                      $16.55        $17.46     $17.05     $17.01      $15.63
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .53(1)        .72        .82        .71         .62
Net realized and unrealized gain (loss)                     (.19)(1)       .38       1.04        .42        1.95
----------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations               .34          1.10       1.86       1.13        2.57
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.64)         (.82)      (.59)      (.16)       (.61)
Distributions from net realized gain                        (.85)        (1.19)      (.86)      (.93)       (.58)
----------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders       (1.49)        (2.01)     (1.45)     (1.09)      (1.19)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $15.40        $16.55     $17.46     $17.05      $17.01
                                                          ======        ======     ======     ======      ======
================================================================================================================
Total Return, at Net Asset Value(2)                         2.22%         6.44%     11.80%      6.66%      17.22%
================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                $593,033      $589,298   $578,783   $622,333    $637,545
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $599,324      $566,724   $593,151   $640,131    $564,369
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                       3.42%(1)      4.36%      4.46%      4.05%       3.86%
Expenses                                                    0.76%         0.76%      0.73%      0.76%(4)    0.75%(4)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       30%           42%        17%        43%         42%

1. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would have been:
Net investment income                     $ .55
Net realized and unrealized gain (loss)   $(.21)
Net investment income ratio                3.53%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

24                 Oppenheimer Multiple Strategies Fund/VA

Notes to Financial Statements

===============================================================================
1. Significant Accounting Policies

Oppenheimer Multiple Strategies Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company
Act of 1940, as amended. The Fund's investment objective is to seek a high total investment return, which includes current income and capital appreciation in the value of its shares. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
-------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
-------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2001, securities with an aggregate market value of $1,762,525, representing 0.30% of the Fund's net assets, were in default.
-------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
        The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
-------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
-------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
-------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

                    Oppenheimer Multiple Strategies Fund/VA                  25

===============================================================================
1. Significant Accounting Policies  (continued)

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and
distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
        The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2001, amounts have been reclassified to reflect an increase in paid-in capital of $709,972, a decrease in undistributed net investment income of $1,701,376, and an increase in accumulated net realized gain on investments of $991,404.
This reclassification includes $709,972 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.
-------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
-------------------------------------------------------------------------------
Other. The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. The Fund elected to begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $2,015,559 decrease to cost of securities and a corresponding $2,015,559 increase in net unrealized appreciation, based on securities held as of December 31, 2000. For the year ended December 31, 2001, interest income decreased by $670,460, net realized gain on investments decreased by $238,690, and the change in net unrealized depreciation on investments decreased by $909,150.
        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
-------------------------------------------------------------------------------
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                        Year Ended December 31, 2001    Year Ended December 31, 2000
                                                        ----------------------------    ----------------------------
                                                        Shares         Amount           Shares        Amount
--------------------------------------------------------------------------------------------------------------------
Sold                                                    6,369,169      $ 100,976,185     5,866,277     $  97,138,029
Dividends and/or distributions reinvested               3,507,792         53,143,055     3,923,745        64,113,999
Redeemed                                               (6,967,146)      (108,575,713)   (7,335,615)     (123,038,993)
                                                       ----------      -------------    ----------    --------------
Net increase (decrease)                                 2,909,815      $  45,543,527     2,454,407     $  38,213,035
                                                       ==========      =============    ==========    ==============

26                  Oppenheimer Multiple Strategies Fund/VA

===============================================================================
3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2001, were $222,299,096 and $163,464,200, respectively.

As of December 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $539,848,061 was:

          Gross unrealized appreciation               $ 97,675,270
          Gross unrealized depreciation                (47,578,763)
                                                      ------------
          Net unrealized appreciation (depreciation)  $ 50,096,507
                                                      ============

===============================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the year ended December 31, 2001, was an annualized rate of 0.72%.
-------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and share-holder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
       OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of funds offered in variable annuity separate accounts, effective January 1,2001. This undertaking may be amended or withdrawn at any time.

===============================================================================
5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
        The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
        The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

                  Oppenheimer Multiple Strategies Fund/VA                    27

===============================================================================
6. Option Activity

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
        The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
        Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
        Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
        The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31,2001, was as follows:

                                       Call Options                   Put Options
                                       ---------------------------    ------------------------
                                       Number of       Amount of      Number of     Amount of
                                       Contracts       Premiums       Contracts     Premiums
----------------------------------------------------------------------------------------------
Options outstanding as of
December 31,2000                           6,938       $ 2,050,546            90    $   66,479
Options written                           23,446         6,104,117         4,028     1,462,308
Options closed or expired                (18,490)       (5,257,303)         (777)     (207,978)
Options exercised                           (683)         (184,980)       (3,341)   (1,320,809)
                                         -------       -----------        ------    ----------
Options outstanding as of
December 31,2001                          11,211       $ 2,712,380            --    $       --
                                         =======       ===========        ======    ==========

================================================================================
7. Illiquid Securities

As of December 31, 2001, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31,2001, was $3,576,564, which represents 0.60% of the Fund's net assets.

28                  Oppenheimer Multiple Strategies Fund/VA

Independent Auditors' Report

===============================================================================
The Board of Trustees and Shareholders of Oppenheimer Multiple Strategies
Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Multiple Strategies Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
        We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Multiple Strategies Fund/VA results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2002

                    Oppenheimer Multiple Strategies Fund/VA                  29

Federal Income Tax Information  (Unaudited)

===============================================================================
In early 2002 shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
        Dividends and distributions of $1.4925 per share were paid to shareholders, on March 16, 2001, of which $0.5850 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year
(long-term capital gains).
        Dividends paid by the Fund during the fiscal year ended December
31, 2001, which are not designated as capital gain distributions should be multiplied by 14.80% to arrive at the amount eligible for the corporate dividend-received deduction.
        The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue
Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

30                   Oppenheimer Multiple Strategies Fund/VA

Officers and Trustees

===================================================================================================================================
Officers and Trustees                    James C. Swain, Trustee, CEO and Chairman of the Board
                                         John V. Murphy, President and Trustee
                                         William L. Armstrong, Trustee
                                         Robert G. Avis, Trustee
                                         George C. Bowen, Trustee
                                         Edward L. Cameron, Trustee
                                         Jon S. Fossel, Trustee
                                         Sam Freedman, Trustee
                                         C. Howard Kast, Trustee
                                         Robert M. Kirchner, Trustee
                                         F. William Marshall, Jr., Trustee
                                         George Evans, Vice President
                                         Michael S. Levine, Vice President
                                         David P. Negri, Vice President
                                         Richard H. Rubinstein, Vice President
                                         Susan Switzer, Vice President
                                         Robert G. Zack, Vice President and Secretary
                                         Brian W. Wixted, Treasurer
                                         Robert J. Bishop, Assistant Treasurer
                                         Scott T. Farrar, Assistant Treasurer
                                         Katherine P. Feld, Assistant Secretary
                                         Kathleen T. Ives, Assistant Secretary
                                         Denis R. Molleur, Assistant Secretary

===================================================================================================================================
Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)   Principal Occupation(s) During Past Five Years and Other Directorships held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
James C. Swain, Chairman,                Formerly Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (September
Chief Executive Officer and Trustee      1988--January 2,2002); President and a director of Centennial Asset Management
(since 1985). Age: 68                    Corporation, a wholly owned subsidiary of the Manager and Chairman of the Board of
                                         Shareholder Services, Inc., a transfer agent subsidiary of the Manager.
-----------------------------------------------------------------------------------------------------------------------------------
John V. Murphy,(3) President and Trustee Chairman, Chief Executive Officer and Director (since June 30,2001) and President (since
(since 2001). Age: 52                    September 2000) of the Manager; President and a trustee of other Oppenheimer funds;
                                         President and a director (since July 2001) of Oppenheimer Acquisition Corp., the
                                         Manager's parent holding company, and of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; Chairman and a director (since July 2001) of
                                         Shareholder Services, Inc. and of Shareholder Financial Services, Inc., transfer agent sub-
                                         sidiaries of the Manager; President and a director (since July 2001) of OppenheimerFunds
                                         Legacy Program, a charitable trust program established by the Manager; a director of the following investment advisory subsidiaries of the Manager:OAM Institutional, Inc. and
                                         Centennial Asset Management Corporation (since November 2001), HarbourView Asset
                                         Management Corporation and OFI Private Investments Inc. (since July 2002); President
                                         (since November 2001) and a director (since July 2001) of Oppenheimer Real Asset
                                         Management, Inc., an investment advisor subsidiary of the Manager; a director (since
                                         November 2001) of Trinity Investment Management Corp. and Tremont Advisers, Inc.,
                                         investment advisory affiliates of the Manager.
                                             Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                         Insurance Company, the Manager's parent company; a director (since June 1995) of DBL
                                         Acquisition Corporation; formerly Chief Operating Officer (September 2000-June 2001)
                                         of the Manager; President and Trustee (November 1999-November 2001) of MML Series
                                         Investment Fund and MassMutual Institutional Funds, open-end investment companies; a director (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief
                                         Executive Officer and Director (September 1999-August 2000) of MML Bay State Life
                                         Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and
                                         Hibernia Savings Bank, wholly owned subsidiary of Emerald Isle Bancorp; Executive
                                         Vice President, Director and Chief Operating Officer (June 1995-January 1997) of
                                         David L. Babson & Co., Inc., an investment advisor; Chief Operating Officer (March
                                         1993-December 1996) of Concert Capital Management, Inc., an investment advisor.

                        Oppenheimer Multiple Strategies Fund/VA              31

Name, Address,(1) Age, Position(s) Held
with Fund and Length of Time Served(2)   Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
William L. Armstrong, Trustee            Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
(since 1999). Age: 64                    Company (since 1991), Centennial State Mortgage Company (since 1994), The El Paso
                                         Mortgage Company (since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since
                                         1995) and Ambassador Media Corporation (since 1984); Director of the following public companies:Storage Technology Corporation (computer equipment company) (since
                                         1991), Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992),
                                         UNUMProvident (insurance company) (since 1991).
                                             Formerly Director of International Family Entertainment (television channel)
                                         (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc. (residential real estate brokerage)
                                         (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); formerly
                                         U.S. Senator (January 1979-January 1991).
-----------------------------------------------------------------------------------------------------------------------------------
Robert G. Avis, Trustee                  Formerly (until February 2001) Director and President of A.G. Edwards Capital, Inc.
(since 1993). Age: 70                    (General Partner of private equity funds), formerly (until March 2000) Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc.; formerly (until March 1999)
                                         Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons,
                                         Inc. (its brokerage company subsidiary);(until March 1999) Chairman of A.G. Edwards
                                         Trust Company and A.G.E. Asset Management (investment advisor);(until March 2000), a director of A.G. Edwards & Sons and A.G. Edwards Trust Company.
-----------------------------------------------------------------------------------------------------------------------------------
George C. Bowen,                         Formerly (until April 1999) Mr. Bowen held the following positions:Senior Vice President
Trustee (since 1998)                     (from September 1987) and Treasurer (from March 1985) of the Manager; Vice President
Age: 65                                  (from June 1983) and Treasurer (since March 1985) of OppenheimerFunds, Distributor,
                                         Inc., a subsidiary of the Manager and the Fund's Distributor; Senior Vice President (since
                                         February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since
                                         December 1991) of Centennial Asset Management Corporation; Vice President (since
                                         October 1989) and Treasurer (since April 1986) of HarbourView Asset Management
                                         Corporation; President, Treasurer and a director of Centennial Capital Corporation (since
                                         June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April
                                         1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of Shareholder
                                         Financial Services, Inc. (since November 1989); Assistant Treasurer of Oppenheimer
                                         Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc.
                                         (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset
                                         Management, Inc. (since July 1996); Treasurer of OppenheimerFunds International Ltd.
                                         and Oppenheimer Millennium Funds plc (since October 1997).
-----------------------------------------------------------------------------------------------------------------------------------
Edward L. Cameron,                       Formerly (1974-1999) a partner with PricewaterhouseCoopers LLP (an accounting
Trustee (since 1999)                     firm) and Chairman, Price Waterhouse LLP Global Investment Management Industry
Age: 63                                  Services Group (1994-1998).
-----------------------------------------------------------------------------------------------------------------------------------
Jon S. Fossel, Trustee (since 1990)      Formerly (until October 1996) Chairman and a director of the Manager; President and a
Age: 59                                  director of Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder
                                         Financial Services, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
Sam Freedman, Trustee (since 1996)       Formerly (until October 1994) Chairman and Chief Executive Officer of OppenheimerFunds
Age: 61                                  Services; Chairman, Chief Executive Officer and a director of Shareholder Services, Inc.;
                                         Chairman, Chief Executive Officer and Director of Shareholder Financial Services, Inc.;
                                         Vice President and Director of Oppenheimer Acquisition Corp. and a director of
                                         OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
C. Howard Kast, Trustee (since 1988)     Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).
Age: 80
-----------------------------------------------------------------------------------------------------------------------------------
Robert M. Kirchner, Trustee              President of The Kirchner Company (management consultants).
(since 1985). Age: 80

32                                       Oppenheimer Multiple Strategies Fund/VA

Name, Address, (1) Age, Position(S) Held
with Fund and Length Of Time Served(2)   Principal Occupation(S) During Past Five Years and Other Directorships Held by Trustee
-----------------------------------------------------------------------------------------------------------------------------------
F. William Marshall, Jr., Trustee        Formerly (until 1999) Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank);
(since 2000). Age: 59                    President, Chief Executive Officer and Director of SIS Bankcorp., Inc. and SIS Bank
                                         (formerly Springfield Institution for Savings) (1993-1999); Executive Vice President
                                         (until 1999) of Peoples Heritage Financial Group, Inc.; Chairman and Chief Executive
                                         Office of Bank of Ireland First Holdings, Inc. and First New Hampshire Banks (1990-1993);
                                         Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund
                                         (open-end investment companies).
-----------------------------------------------------------------------------------------------------------------------------------
Charles Albers, Vice President and       Senior Vice President (since April 1998) of the Manager; a Certified Financial Analyst;
Portfolio                                an officer and portfolio manager of other Oppenheimer funds; formerly a vice president
Manager of Oppenheimer Main Street(R)    and portfolio manager for Guardian Investor Services, the investment management
Small Cap Fund/VA and Main Street(R)     subsidiary of The Guardian Life Insurance Company (1972-April 1998).
Growth & Income Fund/VA
(since 1999). Age: 61
-----------------------------------------------------------------------------------------------------------------------------------
Bruce L. Bartlett, Vice President and    Senior Vice President (since January 1999) of the Manager; an officer and portfolio
Portfolio Manager of Oppenheimer         manager of other Oppenheimer funds;, prior to joining the Manager in April 1995,
Aggressive Growth Fund/VA                he was a vice president and senior portfolio manager at First of America Investment Corp.
(since 1998). Age: 51                    (September 1986--April 1995).
-----------------------------------------------------------------------------------------------------------------------------------
George Evans, Vice President and         Vice President of the Manager (since October 1993) and of HarbourView Asset
Portfolio Manager of Oppenheimer         Management Corporation (since July 1994); an officer and portfolio manager of other
Multiple Strategies Fund/VA              Oppenheimer funds.
(since 2001). Age: 42
-----------------------------------------------------------------------------------------------------------------------------------
John S. Kowalik, Vice President and      Senior Vice President of the Manager (since July 1998) and of HarbourView Asset
Portfolio Manager of Oppenheimer         Management Corporation (since April 2000); an officer and portfolio manager of other
Bond Fund/VA                             Oppenheimer funds; formerly Managing Director and Senior Portfolio Manager at
(since 1998). Age: 44                    Prudential Global Advisors (June 1989-June 1998).
-----------------------------------------------------------------------------------------------------------------------------------
Michael Levine, Vice President and       Vice President (since June 1998) of the Manager; an officer and portfolio manager of
Portfolio Manager of Oppenheimer         other Oppenheimer funds; formerly Assistant Vice President and Portfolio Manager of
Multiple Strategies Fund/VA              the Manager (April 1996-June 1998); prior to joining the Manager in June 1994, he
(since 1998). Age: 36                    was a portfolio manager and research associate for Amas Securities, Inc. (February
                                         1990-February 1994).
-----------------------------------------------------------------------------------------------------------------------------------
Nikolaos Monoyios, Vice President and    Vice President of the Manager (since April 1998); an officer and portfolio manager of
Portfolio Manager of Oppenheimer         other Oppenheimer funds; a Certified Financial Analyst; formerly a Vice President and
Main Street(R) Growth & Income           portfolio manager for Guardian Investor Services, the investment management subsidiary of
Fund/VA (since 1999). Age: 52            The Guardian Life Insurance Company (1979-March 1998).
-----------------------------------------------------------------------------------------------------------------------------------
David P. Negri, Vice President and       Senior Vice President of the Manager (since May 1998) and of HarbourView Asset
Portfolio Manager of Oppenheimer         Management Corporation (since April 1999); an officer and portfolio manager of other
Bond Fund/VA, High Income Fund/VA,       Oppenheimer funds; formerly Vice President of the Manager (July 1988--May 1998).
Multiple Strategies Fund/VA and
Strategic Bond Fund/VA (since 1990).
Age: 47
-----------------------------------------------------------------------------------------------------------------------------------
Jane Putnam, Vice President and          Vice President of the Manager (since October 1995); an officer and portfolio manager of
Portfolio Manager of Oppenheimer         another Oppenheimer fund; before joining the Manager in May 1994, she was a portfolio
Capital Appreciation Fund/VA             manager and equity research analyst for Chemical Bank (June 1989-May 1994).
(since 1994). Age: 40
-----------------------------------------------------------------------------------------------------------------------------------
Thomas P. Reedy, Vice President and      Vice President of the Manager (since June 1993) and of HarbourView Asset Management
Portfolio Manager of Oppenheimer         Corporation (since April 1999); an officer and portfolio manager of other Oppenheimer
High Income Fund/VA                      funds.
(since 1998). Age: 39
-----------------------------------------------------------------------------------------------------------------------------------
Richard H. Rubinstein, Vice President    Senior Vice President (since October 1995) of the Manager; an officer and portfolio
and Portfolio Manager of Oppenheimer     manager of another Oppenheimer fund; formerly a vice president of the Manager
Multiple Strategies Fund/VA              (June 1990-October 1995).
(since 1991). Age: 53

                      Oppenheimer Multiple Strategies Fund/VA                33

Name, Address, (1) Age, Position(s) Held
with Fund and Length of Time Served(2)   Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------
Arthur P. Steinmetz, Vice President      Senior Vice President of the Manager (since March 1993) and of HarbourView Asset
and Portfolio Manager of Oppenheimer     Management Corporation (since March 2000); an officer and portfolio manager of other
Strategic Bond Fund/VA (since 1993).     Oppenheimer funds.
Age: 43
----------------------------------------------------------------------------------------------------------------------------------
Susan Switzer, Vice President and        Vice President of the Manager (since December 2000); Assistant Vice President of the
Portfolio Manager of Oppenheimer         Manager (December 1997-December 2000). Prior to joining the Manager, she was a
Multiple Strategies Fund/VA              portfolio manager at Neuberger Berman (November 1994-November 1997).
(since 2001). Age: 35
----------------------------------------------------------------------------------------------------------------------------------
James F. Turner, II, Vice President      Vice President and Portfolio Manager of the Manager since March 26, 2001; Portfolio
and Portfolio Manager of Oppenheimer     Manager for Technology Crossover Ventures (May 2000-March 2001); Assistant Vice
Aggressive Growth Fund/VA                President and Associate Portfolio Manager of the Manager (August 1999--May 2000);
(since 2001). Age: 34                    Securities Analyst for the Manager (October 1996-August 1999); and a securities analyst with First of America Investment Company (May 1994-October 1996).
----------------------------------------------------------------------------------------------------------------------------------
Barry Weiss, Vice President and          Vice President of the Manager (since July 2001); an officer and portfolio manager of other
Portfolio Manager of Oppenheimer         Oppenheimer funds; formerly Assistant Vice President and Senior Credit Analyst of the
Money Fund/VA (since 2001). Age: 37      Manager (February 2000-June 2001). Prior to joining the Manager in February 2000, he was Associate Director, Structured Finance, Fitch IBCA Inc. (April 1998-February 2000);
                                         News Director, Fitch Investors Service (September 1996-April 1998); and Senior Budget
                                         Analyst, City of New York, Office of Management & Budget (February 1990--September 1996).
----------------------------------------------------------------------------------------------------------------------------------
William L. Wilby,  Vice President and     Senior Vice President of the Manager (since July 1994) and of HarbourView Asset
Portfolio Manager of Oppenheimer         Management Corporation (since May 1999); Senior Investment Officer, Director of
Global Securities Fund/VA (since 1995).  International Equities (since May 2000) of the Manager; an officer and portfolio manager
Age: 57                                  of another Oppenheimer fund; formerly Vice President of the Manager (October 1991-July
                                         1994) and of HarbourView Asset Management Corporation (June 1992-May 1999).
----------------------------------------------------------------------------------------------------------------------------------
Carol E. Wolf, Vice President and        Senior Vice President of the Manager; an officer and portfolio manager of other
Portfolio Manager of Oppenheimer         Oppenheimer funds; formerly Vice President of the Manager (June 1990-June 2000).
Money Fund/VA (since 1998). Age: 50
----------------------------------------------------------------------------------------------------------------------------------
Mark Zavanelli, Vice President and       Assistant Vice President (since May 1998) of the Manager; a Chartered Financial Analyst;
Portfolio Manager of Oppenheimer         an officer and portfolio manager of other Oppenheimer funds. Prior to joining the
Main Street(r) Small Cap Fund/VA         Manager in May 1998 he was President of Waterside Capital Management, a registered
(since 2001). Age: 31                    investment advisor (August 1995-April 1998) and a financial research analyst for Elder
                                         Research (June 1997-April 1998).
----------------------------------------------------------------------------------------------------------------------------------
Robert G. Zack, Vice President and       Senior Vice President (since May 1985) and Acting General Counsel (since November 2001)
Secretary (since 2001). Age: 53          of the Manager; Assistant Secretary of Shareholder Services, Inc. (since May 1985), Share-
                                         holder Financial Services,  Inc. (since November 1989); OppenheimerFunds International
                                         Ltd. and Oppenheimer Millennium Fund plc (since October 1997); an officer of other
                                         Oppenheimer funds. Formerly Associate General Counsel (May 1981-November 2001).
-----------------------------------------------------------------------------------------------------------------------------------
Brian W. Wixted, Treasurer               Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since
(since 1999). Age: 42                    March 1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc.,
                                         Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc.
                                         and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments Inc. (since
                                         March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer Millennium
                                         Funds plc (since May 2000); Treasurer and Chief Financial Officer (since May 2000) of
                                         Oppenheimer Trust Company; Assistant Treasurer (since March 1999) of Oppenheimer
                                         Acquisition Corp.; an officer of other Oppenheimer funds; formerly Principal and Chief
                                         Operating Officer, Bankers Trust Company-Mutual Fund Services Division (March
                                         1995-March 1999); Vice President and Chief Financial Officer of CS First Boston Investment
                                         Management Corp. (September 1991-March 1995).
----------------------------------------------------------------------------------------------------------------------------------
Robert J. Bishop, Assistant Treasurer    Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of
(since 1996). Age: 43                    other Oppenheimer funds; formerly an assistant vice president of the Manager/Mutual
                                         Fund Accounting (April 1994-May 1996) and a fund controller of the Manager.

34                                      Oppenheimer Multiple Strategies Fund/VA

Name, Address, (1) Age, Position(s) Held
with Fund and Length of Time Served(2)   Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
----------------------------------------------------------------------------------------------------------------------------------
Scott T. Farrar, Assistant Treasurer     Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant
(since 1996). Age: 36                    Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other
                                         Oppenheimer funds; formerly an assistant vice president of the Manager/Mutual Fund
                                         Accounting (April 1994-May 1996), and a fund controller of the Manager.
----------------------------------------------------------------------------------------------------------------------------------
Katherine P. Feld, Assistant Secretary   Vice President and Senior Counsel of the Manager (since July 1999); Vice President of
(since 2001). Age: 43                    OppenheimerFunds Distributor, Inc. (since June 1990); an officer of other Oppenheimer funds; formerly a vice president and associate counsel of the Manager (June 1990-
                                         July 1999).
----------------------------------------------------------------------------------------------------------------------------------
Kathleen T. Ives, Assistant Secretary    Vice President and Assistant Counsel of the Manager (since June 1998); an officer of other
(since 2001). Age: 36                    Oppenheimer funds; formerly an assistant vice president and assistant counsel of the
                                         Manager (August 1994-August 1997).
----------------------------------------------------------------------------------------------------------------------------------
Denis R. Molleur, Assistant Secretary    Vice President and Senior Counsel of the Manager (since July 1999); an officer of other
(since 2001). Age: 44                    Oppenheimer funds; formerly a vice president and associate counsel of the Manager
                                         (September 1991-July 1999).

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.
Each Trustee is a Trustee, Director or Managing General Partner of 41 other portfolios in the Oppenheimer Fund complex, except as follows: Messrs. Armstrong and Fossel (40 portfolios), Messrs. Bowen, Cameron and Marshall
(36 portfolios), and Mr. Murphy (62 portfolios).
1. The address of each Trustee and Officer is 6803 S. Tucson Way, Englewood,
CO 80112-3924, except as follows: the address for the following officers is 498 Seventh Avenue, New York, NY 10018: Messrs. Albers, Bartlett, Evans, Kowalik, Levine, Monoyios, Negri, Reedy, Rubinstein, Steinmetz, Turner, Wilby, Zavanelli, Molleur and Zack, and Mses. Switzer and Feld.
2. Each Trustee and Officer serves for an indefinite term, until his or her resignation, death or removal.
3. John V. Murphy is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Fund's Manager, and as a shareholder of its parent company.

                      Oppenheimer Multiple Strategies Fund/VA                35

Oppenheimer Multiple Strategies Fund/VA
A Series of Oppenheimer Variable Account Funds


===================================================================================================================
Investment Advisor                              OppenheimerFunds, Inc.

===================================================================================================================
Distributor                                     OppenheimerFunds Distributor, Inc.

===================================================================================================================
Transfer Agent                                  OppenheimerFunds Services

===================================================================================================================
Custodian of Portfolio Securities               The Bank of New York

===================================================================================================================
Independent Auditors                            Deloitte & Touche LLP

===================================================================================================================
Legal Counsel                                   Myer, Swanson, Adams & Wolf, P.C.

                                                For more complete information about Oppenheimer Multiple
                                                Strategies Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc.
                                                at 1.800.981.2871.

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